UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	02/28/10

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Municipal Money Market Fund

February 28, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.4%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--1.6%
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		0.20	3/7/10	12,500,000 a,b	12,500,000

California--2.5%
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)		0.32	5/6/10	5,000,000	5,000,000
Los Angeles County Capital Asset
Leasing Corporation, LR, CP
(LOC: Bayerische Landesbank,
JPMorgan Chase Bank and
Westdeutsche Landesbank)		0.36	3/15/10	15,000,000	15,000,000

Colorado--6.2%
Colorado,
Revenue, TRAN (Education Loan
Program)		1.50	8/12/10	18,000,000	18,098,352
Colorado Educational and Cultural
Facilities Authority,
Education Revenue (Vail
Mountain School Project) (LOC;
Key Bank)		0.34	3/7/10	5,800,000 a	5,800,000
Colorado Housing Finance
Authority, SFMR (Liquidity
Facility; FHLB)		0.21	3/7/10	12,500,000 a	12,500,000
Denver City and County,
Airport System Revenue (LOC;
Landesbank Baden-Wurttemberg)		0.24	3/7/10	13,000,000 a	13,000,000

Delaware--.5%
Delaware Economic Development
Authority, IDR (V&S
Galvanizing LLC Project) (LOC;
Key Bank)	0.60	3/7/10	4,280,000 a	4,280,000

District of Columbia--1.6%
Metropolitan Washington Airports
Authority, Airport System
Revenue (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.30	3/7/10	5,000,000 a	5,000,000
Metropolitan Washington Airports
Authority, Airport System
Revenue (LOC; Wachovia Bank)	0.25	3/7/10	7,800,000 a	7,800,000

Florida--6.2%
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (LOC; Bank of America)	0.16	3/1/10	3,300,000 a	3,300,000
Capital Trust Agency,
MFHR (Brittany Bay Apartments
- Waterman's Crossing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.25	3/7/10	10,000,000 a,b	10,000,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	0.24	3/7/10	10,970,000 a	10,970,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wachovia Bank)	0.45	3/8/10	10,000,000	10,000,000
Kissimmee Utility Authority,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.37	4/8/10	10,000,000	10,000,000
Manatee County School District,
GO Notes, TAN	1.00	5/1/10	5,000,000	5,005,012

Georgia--9.2%
Clayton County Development
Authority, Revenue (DACC

Public Purpose Corporation II
Project) (LOC; Dexia Credit
Locale)	0.50	3/7/10	15,000,000 a	15,000,000
DeKalb County Hospital Authority,
RAC (DeKalb Medical Center,
Inc. Project) (LOC; SunTrust
Bank)	0.27	3/7/10	14,600,000 a	14,600,000
Fulton County Development
Authority, Revenue (Children's
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.20	3/7/10	28,695,000 a	28,695,000
Fulton County Housing Authority,
MFHR (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.25	3/7/10	15,000,000 a,b	15,000,000

Illinois--2.1%
Chicago,
Second Lien Wastewater
Transmission Revenue,
Refunding (LOC; Bank of
America)	0.14	3/1/10	4,200,000 a	4,200,000
Illinois Health Facilities
Authority, Revenue, Refunding
(Lutheran Home and Services)
(LOC; Fifth Third Bank)	0.40	3/7/10	12,255,000 a	12,255,000

Indiana--1.9%
Indiana Health and Educational
Facility Financing Authority,
Revenue (Ascension Health
Senior Credit Group)
(Liquidity Facility; Citibank
NA)	0.20	3/7/10	15,000,000 a,b	15,000,000

Iowa--.6%
Guttenberg,
HR, BAN (Guttenberg Municipal
Hospial Project)	1.50	12/1/10	5,000,000	5,018,686

Kansas--.7%

Atchison,
Industrial Revenue
(StressCrete, Inc.) (LOC; Key
Bank)	0.60	3/7/10	5,220,000 a	5,220,000

Kentucky--3.6%
Georgetown,
Industrial Building Revenue,
Refunding (Georgetown College
Project) (LOC; Fifth Third
Bank)	0.29	3/7/10	25,400,000 a	25,400,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.25	1/1/11	3,000,000	3,013,709

Louisiana--1.7%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.38	3/7/10	10,000,000 a	10,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc.
Project) (LOC; Bank One)	0.51	3/7/10	1,300,000 a	1,300,000
Louisiana Public Facilities
Authority, Revenue (Dynamic
Fuels, LLC Project) (LOC;
JPMorgan Chase Bank)	0.13	3/1/10	2,200,000 a	2,200,000

Maryland--3.1%
Chestertown,
EDR, Refunding (Washington
College Project) (LOC; RBS
Citizens NA)	0.55	3/7/10	3,700,000 a	3,700,000
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Bank)	0.50	3/7/10	3,380,000 a	3,380,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue, CP (Johns
Hopkins Health System)
(Liquidity Facility; Bank of

America)	0.28	4/6/10	14,045,000	14,045,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Bank)	0.30	3/7/10	3,040,000 a	3,040,000

Massachusetts--1.3%
Massachusetts,
GO Notes, RAN	2.50	4/29/10	10,000,000	10,034,834

Michigan--9.6%
Michigan,
GO Notes	2.00	9/30/10	10,000,000	10,085,417
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Standard Federal Bank)	0.27	3/7/10	8,150,000 a	8,150,000
Michigan Hospital Finance
Authority, Revenue, CP
(Trinity Health System)	0.28	6/11/10	14,705,000	14,705,000
Michigan Housing Development
Authority, Rental Housing
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.21	3/7/10	16,100,000 a	16,100,000
Michigan Housing Development
Authority, SFMR (Liquidity
Facility; Barclays Bank PLC)	0.23	3/7/10	8,700,000 a	8,700,000
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project) (LOC;
Comerica Bank)	0.41	3/7/10	9,235,000 a	9,235,000
Oakland County Economic
Development Corporation, LOR
(Three M Tool and Machine Inc.
Project) (LOC; Comerica Bank)	0.41	3/7/10	10,000,000 a	10,000,000

Minnesota--2.6%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
Lloyds TSB Bank PLC)	0.20	3/7/10	13,685,000 a	13,685,000

Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.36	4/9/10	7,000,000	7,000,000

Mississippi--1.3%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Petal Gas Storage,
LLC Project) (LOC; Deutsche
Bank AG)	0.17	3/7/10	10,000,000 a	10,000,000

Missouri--3.1%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank
NA)	0.25	4/5/10	10,000,000	10,000,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.18	3/1/10	14,195,000 a	14,195,000

Montana--.8%
Carbon County,
RAN (Memorial Hospital
Association Project)	1.25	3/1/11	6,000,000	6,029,953

Nevada--2.0%
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.35	4/8/10	16,000,000	16,000,000

New Hampshire--.9%
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	0.41	3/7/10	7,000,000 a	7,000,000

New Jersey--3.2%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.22	3/7/10	25,000,000 a	25,000,000

New York--6.3%
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: JPMorgan Chase
Bank and Landesbank
Baden-Wurttemberg)	0.24	3/7/10	20,000,000 a	20,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.21	3/7/10	15,000,000 a	15,000,000
New York Local Government
Assistance Corporation, GO
Notes (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.23	3/7/10	5,000,000 a	5,000,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.30	4/9/10	10,000,000	10,000,000

North Carolina--1.5%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wachovia Bank and
LOC; GNMA)	0.18	3/7/10	4,835,000 a,b	4,835,000
Piedmont Triad Airport Authority,
Airport Revenue (LOC; Branch
Banking and Trust Co.)	0.30	3/7/10	3,800,000 a	3,800,000
Robeson County Industrial

Facilities and Pollution
Control Finance Authority, IDR
(CB Systems, LLC Project)
(LOC; Wachovia Bank)	0.35	3/7/10	2,920,000 a	2,920,000

Ohio--4.0%
Akron,
Street Improvement Special
Assessment Notes	3.50	10/1/10	1,000,000	1,004,280
Cleveland,
COP, Refunding (Cleveland
Stadium Project) (LOC;
Wachovia Bank)	0.18	3/7/10	20,000,000 a	20,000,000
Franklin County,
Health Care Facilities Revenue
(Creekside at the Village
Project) (LOC; Key Bank)	0.30	3/7/10	5,435,000 a	5,435,000
Marion County,
Health Care Facility Revenue
(United Church Homes, Inc.
Project) (LOC; Allied Irish
Banks)	1.00	3/7/10	5,000,000 a	5,000,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC; Bank One)	0.48	3/7/10	495,000 a	495,000

Pennsylvania--5.9%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	0.30	3/1/10	6,000,000 a	6,000,000
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wachovia Bank)	0.28	3/7/10	15,000,000 a	15,000,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.20	3/7/10	8,000,000 a	8,000,000

Lawrence County Industrial
Development Authority, Revenue
(Villa Maria Project) (LOC;
Allied Irish Banks)	0.49	3/7/10	6,800,000 a	6,800,000
Montgomery County Industrial
Development Authority, Revenue
(Waverly Heights Limited
Project) (LOC; M&T Bank)	0.20	3/7/10	5,000,000 a	5,000,000
Philadelphia,
GO Notes, TRAN	2.50	6/30/10	6,000,000	6,035,228

South Carolina--.9%
Charleston County School District,
GO Notes, TAN	2.00	4/1/10	7,000,000	7,009,309

Tennessee--1.4%
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Allied Irish Banks)	0.40	3/7/10	9,380,000 a	9,380,000
Sevier County Public Building
Authority, Public Project
Construction Notes (Tennessee
Association of Utility
Districts Interim Loan Program)	1.25	3/1/11	2,000,000	2,010,998

Texas--4.9%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.25	3/7/10	4,195,000 a,b	4,195,000
Harris County Health Facilities
Development Corporation, HR
(Baylor College of Medicine)
(LOC; Wachovia Bank)	0.13	3/1/10	2,000,000 a	2,000,000
Houston Industrial Development
Corporation, Air Cargo Revenue
(Aero Houston East, LP
Project) (LOC; Bank One)	0.31	3/7/10	2,900,000 a	2,900,000
Port of Port Arthur Navigation

District, Revenue, CP (BASF AG)	0.46	5/12/10	5,000,000	5,000,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue
(Franciscan Services
Corporation Obligated Group))
(Liquidity Facility; Bank of
America and LOC; Bank of
America)	0.21	3/7/10	5,000,000 a,b	5,000,000
San Antonio,
Electric and Gas System
Revenue, CP (Liquidity
Facility: Bank of America and
State Street Bank and Trust
Co.)	0.27	3/1/10	10,000,000	10,000,000
Texas,
TRAN	2.50	8/31/10	5,000,000	5,051,406
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.30	3/7/10	4,915,000 a	4,915,000

Virginia--1.5%
Caroline County Industrial
Development Authority, EDR
(Meadow Event Park) (LOC;
AgFirst Farm Credit Bank)	0.22	3/7/10	11,520,000 a	11,520,000

Washington--.9%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	0.25	3/1/10	7,500,000 a	7,500,000

West Virginia--.4%
Ritchie County,
IDR (Simonton Building
Products, Inc.) (LOC; PNC Bank)	0.26	3/7/10	2,800,000 a	2,800,000

Wisconsin--.9%
Park Falls,
IDR (Weather Shield Project)
(LOC; Bank One)	0.41	3/7/10	3,825,000 a	3,825,000
Wisconsin Rural Water Construction
Loan Program Commmission,
Revenue, BAN	1.50	11/15/10	3,000,000	3,015,823

Wyoming--3.2%
Wyoming Student Loan Corporation,
Student Loan Revenue,
Refunding (Senior Series)
(LOC; Royal Bank of Canada)	0.22	3/7/10	25,000,000 a	25,000,000

U.S. Related--2.3%
Puerto Rico Commonwealth
Public Improvement GO Notes,
Refunding (LOC; Wachovia Bank)	0.12	3/1/10	18,175,000 a	18,175,000

Total Investments (cost $794,863,007)			100.4%	794,863,007
Liabilities, Less Cash and Receivables			(.4%)	(3,350,327)
Net Assets			100.0%	791,512,680

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities amounted to $66,530,000 or 8.4% of net assets.

At February 28, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	794,863,007
Level 3 - Significant Unobservable Inputs	-
Total	794,863,007

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)